=========================
                                                       OMB APPROVAL
                                                       =========================
                                                       OMB Number: 3235-0570

                                                       Expires: October 31, 2006

                                                       Estimated average burden
                                                       hours per response: 19.3
                                                       =========================


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


    Investment Company Act file number  811-04804
                                       -----------------------------------------

                         The Elite Group of Mutual Funds
   -----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


        1325 4th Avenue, Suite 1744            Seattle, WA  98101
   -----------------------------------------------------------------------------
               (Address of principal executive offices)     (Zip code)


                              Richard S. McCormick

McCormick Capital Management   1325 4th Avenue, Suite 1744    Seattle, WA  98101
   -----------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (206) 624-5863
                                                    ----------------

Date of fiscal year end:      September 30, 2004
                          ---------------------------

Date of reporting period:     March 31, 2004
                          ---------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

================================================================================










                                THE ELITE GROUP

                              FINANCIAL STATEMENTS



                                 MARCH 31, 2004
                                   (UNAUDITED)


THE ELITE GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS

MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------
                                                  MARKET                                                         MARKET
                                                   VALUE                                                          VALUE
   SHARES  COMMON STOCK 97.0%                     NOTE 2A         SHARES                                         NOTE 2A
   ------  ------------------                     -------         ------                                         -------
           BUSINESS SERVICES 8.1%                                         HEALTH CARE GOODS & SERVICES 12.9%
           ----------------------                                         ----------------------------------
   30,000  A. J. Gallagher                     $    977,100       30,000  Cooper Companies                   $  1,620,000
   30,000  Affiliated Computer Services *         1,557,000       20,000  Express Scripts*                      1,491,800
   60,000  Boston Communication *                   711,000       30,000  Lab. Corp. of America*                1,177,500
   30,000  Marsch McLennon & Co.                  1,389,000       30,000  Oxford Health Plans                   1,465,500
                                               ------------               Quest Diagnostics                     1,656,600
              Total Business Services             4,634,100       20,000                                     ------------
                                               ------------                 Total Health Care                   7,411,400
                                                                                                             ------------

           CAPITAL/INDUSTRIAL GOODS & SERVICES 21.6%                      PHARMACEUTICAL GOODS & SERVICES 15.0%
           -----------------------------------------                      -------------------------------------
   33,700  Diversa Corp.*                           298,582       15,000  Amerisource Bergen                      820,200
   20,000  Dow Chemical                             805,600      120,000  Antigenics*                           1,279,200
   30,000  General Electric                         915,600       20,000  Cardinal Health                       1,378,000
   30,000  L-3 Communications                     1,784,400      123,000  ID Biomedical*                        1,368,990
   20,000  Lockhead Martin                          912,800       40,000  McKesson Corp.                        1,203,600
   40,000  Masco Corp.                            1,217,200       30,000  Pfizer                                1,051,500
   30,000  Pentair Inc.                           1,770,000       40,000  Wyeth                                 1,502,000
   20,000  Praxair Inc.                             742,400                                                    ----------
   30,000  SPX Corporation                        1,364,400                 Total Pharmaceutical Goods          8,603,490
   50,000  Schnitzer Steel                        1,603,000                                                    ----------
   20,000  Sealed Air Corp.*                        994,600
                                                -----------
              Total Capital/Industrial Goods     12,408,582
                                                -----------

           CONSUMER GOODS & SERVICES 19.8%
           -------------------------------
   40,000  American Italian Pasta                 1,597,200               Total Value of Common Stock
   60,000  Cendant                                1,463,400                 (Cost $42,637,030)        97.0%    55,644,122
   40,000  Corinthian Colleges                    1,322,400
   60,000  Fresh Del Monte Produce                1,545,600               Cash and receivables
   20,000  Hillenbrand Industries                 1,357,800                 in excess of liabilities   3.0%     1,697,976
   50,000  Petco Animal Supplies*                 1,409,000                                           -----    ----------
   25,000  Scotts Company*                        1,603,750               Net Assets                 100.0%  $ 57,342,098
   25,000  Stanley Works                          1,067,000                                          ======  ============
                                                -----------
              Total Consumer Goods               11,366,150
                                                -----------
           ENERGY 1.4%
           -----------
   60,000  Chesapeak Energy                         804,000
                                                -----------
              Total Energy                          804,000
                                                -----------

           FINANCIAL INTERMEDIARIES 18.2%
           ------------------------------
   40,000  Ace Limited                            1,706,400               At March 31, 2004, unrealized appreciation of
   20,000  Amer. International Group              1,427,000               securities for Federal Income Tax purposes is
   30,000  Citigroup, Inc.                        1,551,000               as follows:
   10,000  Fannie Mae                               743,500
   30,000  FleetBoston Financial                  1,347,000               Unrealized appreciation            $ 13,158,585
   20,000  Freddie Mac                            1,181,200               Unrealized depreciation                (151,493)
   30,000  Stewart Information                    1,179,000                                                   -----------
   30,000  Washington Mutual                      1,281,300               Net unrealized appreciation        $ 13,007,092
                                                 ----------                                                   ===========
              Total Financial Intermediaries     10,416,400               * Non-income producing
                                                 ----------

===================================================================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                                                                             1


THE ELITE INCOME FUND

PORTFOLIO OF INVESTMENTS

MARCH 31, 2004 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 MARKET
                                                                                                                 VALUE
 PAR VALUE      BONDS 94.4%                                                      MATURITY      COUPON           NOTE 2A
 ---------      -----------                                                      --------      ------           -------
                U.S. GOVERNMENT NOTES, BONDS & AGENCIES 7.6%
                --------------------------------------------
$     250,000   U.S. Treasury Bond                                               12/31/05       1.875%      $     251,748
      500,000   U.S. Treasury Bond                                               05/15/16       7.250%            645,547
      470,000   U.S. Treasury Bond                                               02/15/21       7.875%            650,050
                                                                                                                ---------
                  Total U.S. Government Notes, Bonds & Agencies                                                 1,547,345
                                                                                                                ---------
                SECURITIZED / ASSET BACKED BONDS 13.6%
                --------------------------------------
      500,000   Nissan Auto Receivable                                           12/15/06       1.890%            502,428
      530,000   Daimler Chrysler Rec. Auto Trust                                 12/06/07       3.530%            544,100
      102,000   Honda Auto Receivable                                            12/18/07       3.610%            104,741
       88,884   Fannie Mae                                                       01/25/08       6.750%             90,116
      118,000   Honda Auto Receivable                                            11/21/08       2.770%            119,896
      600,000   Case New Holland Master Note                                     08/15/09       0.300%            603,600
      100,000   Daimler Chrysler Rec. Auto Trust                                 10/08/09       2.880%            101,764
      100,000   Toyota Auto Receivable                                           03/15/10       2.200%            100,598
      145,493   GNMA                                                             02/15/17       6.000%            154,133
      108,438   GNMA                                                             09/15/17       5.500%            113,780
      300,000   Freddie Mac                                                      04/15/28       5.000%            319,300
                                                                                                                ---------
                  Total Securitized / Asset Backed Bonds                                                        2,754,456
                                                                                                                ---------

                CORPORATE BONDS - INDUSTRIALS 20.0%
                -----------------------------------
      500,000   EOG Resources                                                    09/15/04       6.500%            511,363
      100,000   Weyerhaeuser                                                     03/15/05       5.500%            103,728
      470,000   Transocean                                                       04/15/05       6.750%            491,787
      300,000   Devon Energy/Pennzoil                                            11/01/05      10.250%            336,599
      250,000   Boeing / McDonnell Douglas                                       11/01/06       6.875%            276,518
      300,000   Ford Motor Credit                                                01/25/07       6.500%            320,462
      588,000   Weyerhaeuser                                                     02/15/07       8.375%            676,696
      535,000   TRW Inc.                                                         04/18/07       7.370%            600,047
      700,000   GMAC                                                             01/14/09       5.850%            743,147
                                                                                                                ---------
                  Total Corporate Bonds - Industrials                                                           4,060,347
                                                                                                                ---------

                CORPORATE BONDS - COMMUNICATIONS 11.5%
                --------------------------------------
      117,000   TCI Cable Communications                                         02/15/05       8.350%            123,030
      150,000   N.Y. Telephone                                                   03/01/05       6.500%            156,870
      260,000   Deutsche Telekom                                                 06/15/05       8.250%            279,912
      130,000   Continental Cablevision                                          09/15/05       8.875%            142,483
      260,000   GTE Florida                                                      11/15/05       6.250%            278,368
      300,000   Liberty Media                                                    09/17/06       2.640%            303,559
      500,000   GTE Southwest                                                    01/01/07       6.230%            546,376
      500,000   Jones Intercable                                                 04/01/07       8.875%            505,818
                                                                                                                ---------
                  Total Corporate Bonds - Communications                                                        2,336,416
                                                                                                                ---------


===================================================================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                                                                             2


THE ELITE INCOME FUND

PORTFOLIO OF INVESTMENTS - (CONTINUED)

MARCH 31, 2003 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                MARKET
                                                                                                                 VALUE
 PAR VALUE      BONDS 95.9%                                                      MATURITY      COUPON           NOTE 2A
 ---------      -----------                                                      --------      ------           -------
                CORPORATE BONDS - FINANCE 16.6%
                -------------------------------
     $250,000   Southtrust Corp.                                                 05/01/04       6.025%         $  251,127
      119,000   Bank of America                                                  06/15/04       7.625%            120,472
      395,000   Capital One Bank                                                 07/30/04       6.500%            401,426
       75,000   First Union Corp.                                                08/15/04       7.100%             76,655
      825,000   Household Financial                                              09/25/04       5.875%            843,477
       70,000   Crestar Financial                                                11/15/04       8.750%             73,204
      250,000   Wachovia Corp.                                                   06/01/05       6.800%            264,512
      115,000   Associates Corp.                                                 06/15/05       6.625%            121,706
      500,000   General Electric Capital                                         01/30/06       2.850%            509,162
      200,000   Wells Fargo Financial                                            02/15/06       6.125%            215,956
      123,000   Citi Financial                                                   07/01/07       6.750%            138,772
      315,000   Wells Fargo Financial                                            12/15/07       6.250%            355,579
                                                                                                                ---------
                  Total Corporate Bonds - Finance                                                               3,372,048
                                                                                                                ---------

                CORPORATE BONDS - UTILITIES 24.8%
                ---------------------------------
      240,000   Pacificorp                                                       07/15/04       6.750%            243,690
      250,000   Union Electric                                                   08/01/04       6.875%            254,623
      495,000   Consolidated Natural Gas                                         10/01/04       7.250%            508,801
      750,000   Entergy Arkansas                                                 07/01/05       6.125%            787,439
      133,000   Northern States Power                                            12/01/05       6.125%            142,158
      500,000   Hawaiian Electric                                                12/05/05       6.660%            536,047
      885,000   Appalachian Power                                                03/01/06       6.800%            960,513
      485,000   Indian Michigan Power                                            12/15/06       6.125%            529,038
      100,000   Puget Sound Energy                                               06/01/08       3.363%             98,747
      100,000   Pacific Gas & Electric                                           03/01/11       4.200%            100,127
      750,000   Puget Sound Energy                                               06/15/18       6.740%            854,214
                                                                                                                ---------
                  Total Corporate Bonds - Utilities                                                             5,015,397
                                                                                                                ---------
                NON-CORPORATES - 0.3%
                ---------------------
       60,000   Province of Ontario                                              06/22/04       7.625%             60,850
                                                                                                                ---------
                  Total Non-Corporates                                                                             60,850
                                                                                                                ---------
                    Total Value of Bonds (Cost $18,595,593)                                                    19,146,859
                                                                                                               ----------

      SHARES    PREFERRED / COMMON STOCK - 4.4%
      ------    -------------------------------
        6,000   Bristol Meyers Squibb                                                                             145,380
        8,000   FleetBoston Financial                                                                             359,200
       15,400   Glenborough Reality $1.93 Series A, Convertible Preferred                                         389,466
                                                                                                                ---------
                  Total Preferred / Common Stock (Cost $628,787)                                                  894,046
                                                                                                                ---------
                Total Investments (Cost $19,224,380)                                         98.8%             20,040,905
                Cash and receivables in excess of liabilities                                 1.2%                232,470
                                                                                           -------             ----------
                NET ASSETS                                                                  100.0%          $  20,273,375
                                                                                           =======            ===========

                At March 31, 2004  unrealized  appreciation  of  securities  for  Federal Income Tax purposes is as follows:

                   Unrealized appreciation                                                                     $  858,520
                   Unrealized depreciation                                                                        (41,995)
                                                                                                               ----------
                   Net unrealized appreciation                                                                 $  816,525
                                                                                                               ==========

===================================================================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                                                                               3


THE ELITE GROUP

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2004 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      THE ELITE
                                                                                       GROWTH &               THE ELITE
                                                                                     INCOME FUND             INCOME FUND
                                                                                    --------------          --------------
ASSETS
   Investments in securities at value
     (Cost $42,637,030 and $19,224,380, respectively)
     (NOTES 2A AND 3)                                                                 $  55,644,122         $  20,040,905
   Cash and cash equivalent (NOTE 2D)                                                     1,376,595               187,407
   Receivables:
     Securities sold                                                                      1,772,031                   -
     Interest                                                                                   715               255,389
     Dividends                                                                               45,318                 9,139
                                                                                       ------------          ------------
       Total Assets                                                                      58,838,781            20,492,840
                                                                                       ------------          ------------

LIABILITIES
   Payables:
     Securities Purchased                                                                 1,430,121                   -
     Investment management fees                                                              49,188                12,664
     Distributions                                                                              -                 194,754
   Accrued expenses                                                                          17,374                12,047
                                                                                       ------------          ------------
       Total Liabilities                                                                  1,496,683               219,465
                                                                                       ------------          ------------
NET ASSETS
   The Elite Growth & Income Fund -
     Applicable to 2,740,673 shares outstanding                                       $  57,342,098
                                                                                       ============
   The Elite Income Fund -
     Applicable to 1,947,540 shares outstanding                                                             $  20,273,375
                                                                                                             ============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE (net assets / shares outstanding)                                         $20.92                $10.41
                                                                                             ======                ======


At March 31, 2004, the components of net assets were as follows:

   Paid-in capital                                                                    $  41,735,498         $  19,561,738
   Accumulated net investment loss                                                          (30,608)             (291,432)
   Accumulated net realized gain on investments                                           2,630,116               186,544
   Net unrealized appreciation                                                           13,007,092               816,525
                                                                                       ------------          ------------
   Net Assets                                                                         $  57,342,098         $  20,273,375
                                                                                       ============          ============

===================================================================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                                                                              4


THE ELITE GROUP

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         THE ELITE
                                                                                          GROWTH &            THE ELITE
                                                                                        INCOME FUND          INCOME FUND
                                                                                        -----------          -----------
INVESTMENT INCOME
   Income:
     Interest                                                                          $      3,089          $  364,812
     Dividends                                                                              306,785              22,199
                                                                                          ---------            --------
       Total Income                                                                         309,874             387,011
                                                                                          ---------            --------
   Expenses:
     Investment management fee                                                              272,385              71,657
     Transfer agent fees                                                                     30,864              12,142
     Custodian fees                                                                           9,262               5,807
     Professional fees                                                                        8,118               3,043
     Trustee fees and expenses                                                                9,880               3,600
     Recordkeeping services                                                                  26,876               9,195
     Shareholder reports                                                                      3,710               1,029
     Registration fees and other                                                              4,851               2,489
                                                                                          ---------            --------
       Total Expenses                                                                       365,946             108,962

   Fees paid indirectly (NOTE 5)                                                             25,464               1,661
   Fees paid by manager (NOTE 4)                                                                -                10,053
                                                                                          ---------            --------
       Net Expenses                                                                         340,482              97,248
                                                                                          ---------            --------
       Net Investment Income (Loss)                                                         (30,608)            289,763
                                                                                          ---------            --------

REALIZED  AND  UNREALIZED  GAIN  (LOSS) ON
  INVESTMENT  SECURITIES AND OPTIONS CONTRACTS
Net realized gain (loss):
     Investment securities                                                                3,215,116             186,544
     Expired and closed covered call options written (NOTE 3)                              (493,103)                -
                                                                                          ---------            --------
     Net realized gain on investment securities and option contracts                      2,722,013             186,544
     Net increase (decrease) in unrealized appreciation of                                ---------            --------
       investment securities                                                              5,004,732             (49,783)
                                                                                          ---------            --------
     Net increase in net assets resulting from operations                              $  7,696,137          $  426,524
                                                                                          =========            ========


===================================================================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                                                                              5


THE ELITE GROWTH & INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS


-----------------------------------------------------------------------------------------------------------------------------------

                                                                                        FOR THE SIX
                                                                                       MONTHS ENDED            FOR THE
                                                                                         MARCH 31,           YEAR ENDED
                                                                                           2004             SEPTEMBER 30,
                                                                                        (UNAUDITED)              2003
                                                                                        -----------         ------------
OPERATIONS
   Net investment loss                                                                $     (30,608)       $        (577)
   Net realized gain on investment securities and options contracts                       2,722,013            4,661,803
   Net increase (decrease) in unrealized appreciation of
     investment securities                                                                5,004,732            4,137,417
                                                                                          ---------            --------
       Net increase in net assets resulting from operations                               7,696,137            8,798,643

DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income
     ($0.00 and $0.01 per share, respectively)                                                  -                (38,313)
   Distribution from net realized gains on investment transactions
     ($0.00 and $0.83 per share, respectively)                                                  -             (2,198,830)

CAPITAL SHARE TRANSACTIONS
   Increase (decrease) in net assets resulting from capital
     share transactions (a)                                                                (501,926)             602,360
                                                                                          ---------            --------
       Total increase in net assets                                                       7,194,211            7,163,860

NET ASSETS
   Beginning of period                                                                   50,147,887           42,984,027
                                                                                         ----------           ----------
   End of period
     (including undistributed net investment income (loss) of
     $(30,608) and $0, respectively)                                                  $  57,342,098        $  50,147,887
                                                                                         ==========           ==========


(a) TRANSACTIONS IN CAPITAL STOCK WERE AS FOLLOWS:

                                                                  SIX MONTHS ENDED
                                                                    MARCH 31, 2004                    YEAR ENDED
                                                                     (UNAUDITED)                   SEPTEMBER 30, 2003
                                                                     -----------                   ------------------
                                                                SHARES           VALUE            SHARES           VALUE
                                                                ------           -----            ------           -----

     Shares sold                                                120,065   $   2,374,990           261,311   $   4,553,061
     Shares issued in reinvestment of distributions                 -               -             121,207       2,194,876
                                                               --------       ---------          --------       ----------
                                                                120,065       2,374,990           382,518       6,747,937

     Shares redeemed                                           (144,686)     (2,876,916)         (360,810)     (6,145,577)
                                                               --------       ---------          --------       ----------
     Net increase (decrease)                                    (24,621)  $    (501,926)           21,708   $     602,360
                                                               ========       =========          ========       ==========



===================================================================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                                                                             6


THE ELITE INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                        FOR THE SIX
                                                                                       MONTHS ENDED            FOR THE
                                                                                         MARCH 31,           YEAR ENDED
                                                                                           2004             SEPTEMBER 30,
                                                                                        (UNAUDITED)             2003
                                                                                        -----------         ------------
OPERATIONS
   Net investment income                                                              $     289,763        $     732,806
   Net realized gain on investment securities                                               186,544              366,765
   Net decrease in unrealized appreciation of investment securities                         (49,783)             (59,235)
                                                                                        -----------         ------------
       Net increase in net assets resulting from operations                                 426,524            1,040,336

DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income
     ($0.21 and $0.56 per share, respectively)                                             (409,474)          (1,112,457)
   Distribution from net realized gains on investment transactions
     ($0.00 and $0.09 per share, respectively)                                                  -               (170,343)

CAPITAL SHARE TRANSACTIONS
   Increase (decrease) in net assets resulting from capital
     share transactions (a)                                                                 149,418           (2,934,730)
                                                                                        -----------         ------------
       Total increase (decrease) in net assets                                              166,468           (3,177,194)

NET ASSETS
   Beginning of period                                                                   20,106,907           23,284,101
                                                                                        -----------         ------------
   End of period
     (including undistributed net investment loss of
     $(291,433) and $(171,721), respectively)                                         $  20,273,375        $  20,106,907
                                                                                        ===========         ============


(a) TRANSACTIONS IN CAPITAL STOCK WERE AS FOLLOWS:

                                                                   SIX MONTHS ENDED
                                                                    MARCH 31, 2004                    YEAR ENDED
                                                                      (UNAUDITED)                  SEPTEMBER 30, 2003
                                                              ---------------------------      --------------------------
                                                                SHARES         VALUE             SHARES          VALUE
                                                                ------         -----             ------          -----
     Shares sold                                                133,989   $   1,393,978          353,636    $   3,741,993
     Shares issued in reinvestment of distributions              19,839         205,950          117,191        1,227,844
                                                                -------       ---------          -------        ---------
                                                                153,828       1,599,928          470,827        4,969,837
     Shares redeemed                                           (138,931)     (1,450,510)        (748,546)      (7,904,567)
                                                                -------       ---------          -------        ---------
     Net increase (decrease)                                     14,897   $     149,418         (277,719)   $  (2,934,730)
                                                               =========      =========         =========       ==========



===================================================================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                                                                             7




THE ELITE GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------

                                            SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                              MARCH 31, 2004      --------------------------------------------------------
                                               (UNAUDITED)         2003          2002         2001         2000      1999
                                               -----------        ------        ------       ------       ------    ------
NET ASSET VALUE, BEGINNING OF PERIOD             $18.13           $15.67        $22.05       $26.39       $22.45    $21.02
                                                --------         --------      --------     --------     --------  --------

INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                     (0.01)            0.00**        0.01         0.06         0.11      0.18
 Net gain (loss) on securities
  (both realized and unrealized)                   2.80             3.30         (6.37)       (2.95)        5.09      1.43
                                                --------         --------      --------     --------     --------  --------
     Total from investment operations              2.79             3.30         (6.36)       (2.89)        5.20      1.61
                                                --------         --------      --------     --------     --------  --------

LESS DISTRIBUTIONS
 Dividends from net investment income              --              (0.01)        (0.00)**     (0.06)       (0.11)    (0.18)
 Distribution from net realized gains              --              (0.83)        (0.02)       (1.39)       (1.15)     --
                                                --------         --------      --------     --------     --------  --------
     Total distributions                           --              (0.84)        (0.02)       (1.45)       (1.26)    (0.18)
                                                --------         --------      --------     --------     --------  --------
NET ASSET VALUE, END OF PERIOD                   $20.92           $18.13        $15.67       $22.05       $26.39    $22.45
                                                ========         ========      ========     ========     ========  ========

TOTAL RETURN                                      15.39%           21.10%       (28.87)%     (11.07)%      23.24%     7.62%

RATIONS / SUPPLEMENTAL DATA
 Net asset value, end of period (in 000's)       $57,342          $50,148       $42,984      $58,952      $67,007   $68,947
 Ratio of expenses to average net assets*          1.34%            1.34%         1.38%        1.23%        1.27%     1.25%
 Ratio of net investment income to
 average net assets                              (0.11)%           0.00%         0.07%        0.23%        0.45%     0.75%

PORTFOLIO TURNOVER                                63.00%          184.10%       168.61%      121.67%       98.83%   133.11%


*    Ratio  reflects  fees paid through a directed  brokerage  arrangement.  The expense ratios for 2004, 2003, 2002, 2001, 2000 and 1999 after reduction of fees paid through the directed  brokerage  arrangement  were 1.25%,  1.20%,  1.29%, 1.19%, 1.11%
     and 1.12%, respectively.

**   Represents less than $0.01 per share.


-----------------------------------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.                                                                                            8


THE ELITE INCOME FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------


                                            SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                              MARCH 31, 2004      --------------------------------------------------------
                                               (UNAUDITED)         2003          2002         2001         2000      1999
                                               -----------        ------        ------       ------       ------    ------
NET ASSET VALUE, BEGINNING OF PERIOD             $10.40           $10.53        $10.51       $10.00       $ 9.96    $10.72
                                                --------         --------      --------     --------     --------  --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                             0.15             0.37          0.49         0.57**       0.61**    0.59**
 Net gain (loss) on securities
  (both realized and unrealized)                   0.07             0.15          0.07         0.52         0.02     (0.76)
                                                --------         --------      --------     --------     --------  --------
     Total from investment operations              0.22             0.52          0.56         1.09         0.63     (0.17)
                                                --------         --------      --------     --------     --------  --------
LESS DISTRIBUTIONS
 Dividends from net investment income             (0.21)           (0.56)        (0.50)       (0.58)       (0.59)    (0.59)
 Distribution from net realized gains              --              (0.09)        (0.04)        --           --        --
                                                --------         --------      --------     --------     --------  --------
     Total distributions                          (0.21)           (0.65)        (0.54)       (0.58)       (0.59)    (0.59)
                                                --------         --------      --------     --------     --------  --------
NET ASSET VALUE, END OF PERIOD                   $10.41           $10.40        $10.53       $10.51       $10.00    $ 9.96
                                                ========         ========      ========     ========     ========  ========

TOTAL RETURN                                       2.13%            5.03%         5.42%       11.10%        6.51%    (1.62)%

RATIONS / SUPPLEMENTAL DATA
 Net asset value, end of period (in 000's)       $20,273          $20,107       $23,284      $20,560      $18,287   $25,902
 Ratio of expenses to average net assets*          1.06%            1.05%         1.01%        0.96%        1.02%     0.95%
 Ratio of net investment income to
  average net assets                               2.72%            3.47%         4.61%        5.60%        5.78%     5.60%

PORTFOLIO TURNOVER                                15.61%           69.17%        66.74%        6.03%        5.55%    33.01%

* Ratio reflects expenses prior to reimbursement from manager and includes fees paid through a directed brokerage arrangement. Expense ratio after reimbursement and reduction of fees paid through a directed brokerage agreement was 0.95%, 0.95%, 0.94%, 0.84%, 0.95% and 0.86% for 2004, 2003,
     2002, 2001, 2000 and 1999, respectively.

**   Effective October 1, 2001, the Fund has adopted the provisions of the AICPA
     Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on debt securities and began recording paydown gains and losses as adjustments to interest income. Per share and ratios prior to October 1, 2001 have not been restated to reflect this change in presentation.

-----------------------------------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.                                                                                             9

THE ELITE GROUP

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

The Elite Growth and Income Fund and The Elite Income Fund (the "Funds") are two series of shares of beneficial interests of The Elite Group (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The Trust was organized in Massachusetts as a business trust on August 8, 1986. The Trust is authorized to issue an unlimited number of no par shares of beneficial interest of any number of series. Currently, the Trust has authorized only the two series above. The Elite Growth & Income Fund's investment objective is to maximize total returns through an aggressive approach to the equity and debt securities markets. The Elite Income Fund's investment objective is to achieve the highest income return obtainable over the long term commensurate with investments in a diversified portfolio consisting primarily of investment grade debt securities.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation - Investments in securities traded on a national securities exchange are valued at the last reported sales price. Securities which are traded over-the-counter are valued at the bid price. Securities for which reliable quotations are not readily available are valued at their respective fair value as determined in good faith by, or under procedures established by the Board of Trustees.

B. Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all their taxable income to their shareholders. Therefore no federal income tax provision is required.

C. Option Accounting Principles (The Elite Growth & Income Fund) - When the Fund sells an option, an amount equal to the premium received by the Fund is included as an asset and an equivalent liability. The amount of the liability is marked-to-market to reflect the current market value of the options written. The current market value of a traded option is the last sale price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If an option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium received. The Elite Growth & Income Fund as a writer of an option may have no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

D. Cash Equivalent - Consists of investment in PNC Money Market Accounts which represent 2.40% and 0.92% of net assets for The Elite Growth and Income Fund and The Elite Income Fund, respectively.

E. Other - As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for post - October losses and wash losses. Interest income and estimated expenses are accrued daily.

     On  September  30,  2003,   The  Elite  Growth  &  Income  Fund   decreased
     undistributed net investment income $9,270 and increased paid-in capital by $9,270 due primarily to differing book/tax treatment of distributions.

     On September 30, 2003, The Elite Income Fund increased undistributed net investment income $166,129, decreased paid-in capital $16,442 and decreased undistributed capital gains by $149,687 due primarily to differing book/tax treatment of distributions and bond amortization.

--------------------------------------------------------------------------------

THE ELITE GROUP

MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

F. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.


NOTE 3 - PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2004, purchases and sales of securities, other than options and short-term notes were as follows:

                                             PURCHASES            SALES
                                            -----------          --------
 The Elite Growth and Income Fund         $  33,793,852      $  36,545,475
 The Elite Income Fund                    $   6,716,977      $   3,087,917

For The Elite Growth & Income Fund, transactions in covered call options written were as follows:

                                                   NUMBER OF
                                                   CONTRACTS*     PREMIUMS
                                                   ----------     --------
 Options outstanding on September 30, 2003           2,150      $ 466,228
 Options written                                     8,600      2,214,063
 Options terminated in closing purchase
  transactions                                     (10,095)    (2,386,358)
 Options exercised                                    (655)      (293,933)
 Options expired                                       -              -
                                                  ----------    ----------
     Options outstanding on March 31, 2004             -        $     -
                                                  ==========    ==========

     * Each contract represents 100 shares of common stock


NOTE 4 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds retain McCormick Capital Management Inc. as their Investment Manager. Under an Investment Management Agreement, the Investment Manager furnishes each Fund with investment advice, office space and salaries of non-executive personnel needed by the Funds to provide general office services. As compensation for its services, the Manager is paid a monthly fee based upon the average daily net assets of each Fund. For The Elite Growth & Income Fund and The Elite Income Fund the rates are 1% and 7/10 of 1%, respectively, up to $250 million; 3/4 of 1% and 5/8 of 1% over $250 million up to $500 million; and 1/2 of 1% and 1/2 of 1% respectively, over $500 million for each Fund.

The Manager may voluntarily reimburse a portion of the operating expenses of a Fund for any fiscal year (including management fees, but excluding taxes, interest and brokerage commissions). Voluntary reimbursements may cease at any time without prior notice.


NOTE 5 - DIRECTED BROKERAGE ARRANGEMENT

In an effort to reduce the total expenses of the Funds, a portion of the operating expenses may be paid through an arrangement with a third-party broker-dealer who is compensated through commission trades. Payment of the operating expenses by the broker-dealer, is based on a percentage of commissions earned. Expenses paid under this arrangement during the six months ended March 31, 2004 were $27,125.


--------------------------------------------------------------------------------
                                                                            11

THE ELITE GROUP

MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 6 - CONCENTRATION

Although the funds have a diversified investment portfolio, there are certain credit risks due to the manner in which the portfolio is invested, which may subject the funds more significantly to economic changes occurring in certain industries or sectors. The Elite Growth & Income Fund has investments in excess of 10% in capital goods, consumer goods, financial intermediaries, health care and pharmaceutical industries. The Elite Income Fund has investments in excess of 10% in the asset backed, industrials, communications, finance and utilities industries.



--------------------------------------------------------------------------------
                                                                           12

================================================================================

              BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)

================================================================================

Over all responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

                                                                                                          LENGTH OF TIME
TRUSTEE                   ADDRESS                         AGE          POSITION HELD WITH THE TRUST       SERVED (YEARS)
-------------------------------------------------------------------------------------------------------------------------
Richard S. McCormick      1325 4th Avenue                  56          Chairman, Board of Trustees and           16
                          Suite 1744                                   President
                          Seattle, WA  98101
-------------------------------------------------------------------------------------------------------------------------

John W. Meisenbach        2100 Washington Bldg.            66          Trustee, Treasurer and Secretary          13
                          Seattle, WA  98101
-------------------------------------------------------------------------------------------------------------------------

Lee A. Miller             P.O. Box 1882                    70          Trustee                                    6
                          Vashon Island, WA  98070
-------------------------------------------------------------------------------------------------------------------------

John M. Parker            2400 Financial Center Bldg.      54          Trustee                                   16
                          Seattle, WA  98161
-------------------------------------------------------------------------------------------------------------------------

Jack R. Policar           1065 Financial Center Bldg.      55          Trustee                                   16
                          Seattle, WA  98161
-------------------------------------------------------------------------------------------------------------------------

William L. Notaro         35011 Rhododendron Drive
                          Snoqualmie, WA  98065            61          Trustee                                  New
-------------------------------------------------------------------------------------------------------------------------

Each Trustee oversees two portfolios of the Trust, including the Funds. The principal occupations of the Trustees and Executive Officers of the Fund during the past five years and public directorships held by the Trustees are set forth below.

*  Richard S. McCormick                     President and Chief Executive Officer of the Investment Manager

*  John W. Meisenbach                       Partner in MCM Financial
                                            Director of Costco Wholesale and Expeditors International

   Lee A. Miller                            Private Investor
                                            Vice President of Merrill Lynch & Co.

   John M. Parker                           Sr. Vice President of Kennedy Associates, Inc.

   Jack R. Policar                          President and Chief Executive of J. R. Policar, Inc.
                                            Certified Public Accounting Firm

   William L. Notaro                        Executive Vice President of Merriman Investment Trust,
                                            Merriman Investment Management Company


* TRUSTEES DEEMED TO BE AN "INTERESTED PERSON" OF THE TRUST, AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940.

-------------------------------------------------------------------------------
                                                                           13

ITEM 2. CODE OF ETHICS.

Not required

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES

Not applicable


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not applicable


ITEM 8.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.

Not applicable

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has no procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10. CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 301-2(c) under the Investment Company Act of 1940), the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.


(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(b) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30A-2 under the Act (17 CFR 270.30A-2): Attached hereto

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   The Elite Group of Mutual Funds
              -------------------------------------------------------



By (Signature and Title)*     /s/ Richard S. McCormick
                          -------------------------------------------
                          Richard S. McCormick, President


Date     April 27, 2004
        -----------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/ Richard S. McCormick
                          ----------------------------------------------
                          Richard S. McCormick, President


Date     April 27, 2004
        -----------------------------------------




By (Signature and Title)*   /s/ John W. Meisenbach
                          -----------------------------------------------
                          John W. Meisenbach, Treasurer


Date     April 27, 2004
        -----------------------------------------


* Print the name and title of each signing officer under his or her signature.